Cost of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers [Abstract]
Depreciation and amortisation expense	$ 1,468	$ 1,422	$ 2,187
Inventory changes and materials costs and other	1,834	1,726	1,187
Staff costs, maintenance costs, and utilities(2)	2,567	2,424	2,189
Total cost of revenues	5,869	5,572	5,563
Staff, maintenance, and utility costs	$ 64	$ 55	$ 0